Note 8 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule Of Long-Term Investments [Table Text Block]	<table cellpadding="0" cellspacing="0" align="center" style="border-collapse: collapse; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="7" style="font-size: 10pt; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">December 31</td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; font-weight: bold"> </td> <td colspan="3" style="font-size: 10pt; font-weight: bold; text-align: center">2018</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td colspan="3" style="font-size: 10pt; font-weight: bold; text-align: center">2017</td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td colspan="3" style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td colspan="3" style="font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 64%; font-size: 10pt; text-align: left">Sigurd Cayman</td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 15%; font-size: 10pt; text-align: right"> 992 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 15%; font-size: 10pt; text-align: right"> 1,232 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt">PVEF</td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> 36 </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> 36 </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; padding-bottom: 1pt">EMC</td> <td style="font-size: 10pt; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 9,417 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 1,844 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt">Total</td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1pt solid">$</td> <td style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid"> 10,445 </td> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1pt solid"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1pt solid">$</td> <td style="font-size: 10pt; text-align: right; border-bottom: Black 1pt solid"> 3,112 </td> <td style="font-size: 10pt; text-align: left; border-bottom: Black 1pt solid"> </td> </tr> </table>
Unrealized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Balance at beginning of year	$-	$-	$-
Other comprehensive income before reclassification adjustment	-	-	523
Reclassification adjustment	-	-	(523)

Balance at end of year	$-	$-	$-